Commitments, Contingencies, and Concentrations Operating lease	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies, and Concentrations Operating lease

14. Commitments, Contingencies, and Concentrations Operating lease

The Company has a month-to-month lease for a suite at a cost of $575 per month. The Company incurred $7,695 and $7,694 of rent expense, including common tenant costs and cancellation costs, during the years ended December 31, 2023 and 2022, respectively.